Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliations Between the Tax Expense and the Product of Accounting Loss [Abstract]
Statutory tax rate	24.00%	24.00%	24.00%